Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 157,903,734.75
Previously Paid Amount	0.00
Total Fee Amount	24,175.07
Total Offset Amount	0.00
Net Fee	$ 24,175.07